SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries	The following provides information about the partnership’s wholly-owned subsidiaries as of December 31, 2021 and 2020:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Real estate services operations	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
Digital cloud services operations	WatServ Holdings Ltd.	Canada	100%	75%	100%	75%
    The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Advisory services operations	Sera Global Holding LP	Canada	75%	75%	75%	75%
Real estate services operations	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
Road fuels operations	Greenergy Fuels Holding Limited	England	89%	89%	18%	18%
Rural broadband services operations	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services operations	Healthscope Limited	Australia	100%	100%	28%	28%
Fleet management services operations	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	57%	41%	24%
Non-bank financial services operations	IndoStar Capital Finance Limited	India	57%	57%	20%	20%
Technology services operations	Everise Holdings Pte Ltd.	Singapore	100%	—%	36%	—%
Infrastructure services
Nuclear technology services operations	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure L.P.	United States	99%	99%	43%	43%
Modular building leasing services operations	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	—%	36%	—%
Industrials
Limestone mining operations	Hammerstone Infrastructure Materials Ltd.	Canada	98%	100%	94%	39%
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operations	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Returnable plastic packaging operations	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Energy services operations	CWC Energy Services Corp.	Canada	57%	80%	57%	54%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage operations	Clarios Global LP	United States	100%	100%	28%	28%
Automotive aftermarket replacement parts remanufacturer	Cardone Industries Inc.	United States	98%	98%	52%	52%
Solar power solutions operations	Aldo Componentes Eletrônicos LTDA	Brazil	100%	—%	35%	—%
Engineered components manufacturer	DexKo Global Inc.	United States	100%	—%	35%	—%
The following tables present the gross assets and liabilities as at December 31, 2021 and 2020 as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions for the years ended December 31, 2021, 2020 and 2019 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	4,559	(446)	(138)	(281)	(370)	833
Industrials	9,644	660	(104)	502	(936)	2,968
Total	$37,976	$414	$(207)	$332	$(1,674)	$6,967
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2021	2020
Non-controlling interests related to material non-wholly-owned subsidiaries
Business services	$3,257	$3,969
Infrastructure services	1,296	355
Industrials	3,513	2,746
Total non-controlling interests in material non-wholly -owned subsidiaries	$8,066	$7,070
Total individually immaterial non-controlling interests balance	656	775
Total non-controlling interests	$8,722	$7,845

Disclosure of detailed information about property, plant and equipment	Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 30 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2020	$633	$3,708	$5,035	$3,970	$1,693	$1,463	$16,502
Additions (cash and non-cash)	1	174	547	475	15	314	1,526
Dispositions	(7)	(5)	(150)	(254)	(18)	(165)	(599)
Acquisitions through business combinations (1)	—	5	64	—	4	6	79
Transfers and assets reclassified as held for sale (2)	(267)	24	14	(22)	195	—	(56)
Foreign currency translation and other	22	365	82	2	42	39	552
Balance at December 31, 2020	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Additions (cash and non-cash)	—	181	799	208	57	174	1,419
Dispositions (4)	(44)	(99)	(838)	(61)	(46)	(85)	(1,173)
Acquisitions through business combinations (1)	105	157	1,862	—	28	366	2,518
Transfers and assets reclassified as held for sale (2)	(36)	11	(39)	(121)	4	42	(139)
Foreign currency translation and other	(15)	(154)	(170)	—	51	1	(287)
Balances at December 31, 2021	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342

Accumulated depreciation and impairment
Balance at January 1, 2020	$—	$(106)	$(809)	$(705)	$(793)	$(197)	$(2,610)
Depreciation/depletion/impairment expense	—	(93)	(662)	(554)	(114)	(263)	(1,686)
Dispositions	—	2	52	193	6	63	316
Transfers and assets reclassified as held for sale (2)	—	16	(4)	6	7	1	26
Foreign currency translation and other	—	(12)	(22)	—	(25)	(9)	(68)
Balances at December 31, 2020 (3)	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Depreciation/depletion/impairment expense	—	(206)	(711)	(431)	(69)	(263)	(1,680)
Dispositions (4)	—	26	399	46	29	53	553
Transfers and assets reclassified as held for sale (2)	—	(23)	24	106	—	(4)	103
Foreign currency translation and other	—	(41)	68	—	(13)	15	29
Balance at December 31, 2021 (3)	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Net book value
December 31, 2020	$382	$4,078	$4,147	$3,111	$1,012	$1,252	$13,982
December 31, 2021	$392	$3,930	$5,541	$2,858	$1,053	$1,551	$15,325
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes accumulated impairment losses of $110 million (2020: $46 million) for machinery and equipment, $239 million (2020: $276 million) for oil and gas properties and $383 million (2020: $370 million) for vessels.
(4)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2021 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2021 are outlined below:

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$113	$809	$565	$11	$53	$1,551
Depreciation/depletion/impairment expense	—	(150)	(88)	(12)	(13)	(263)
Lessor
Assets subject to operating leases	1	20	2,095	2,437	—	4,553

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$51	$621	$538	$22	$20	$1,252
Depreciation expense	(7)	(128)	(104)	(16)	(8)	(263)
Lessor
Assets subject to operating leases	—	—	278	2,518	—	2,796

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Value of insurance contracts acquired	Up to 15 years
Patents and trademarks	Up to 40 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Classification and measurement of financial assets and liabilities	The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	FVTPL / FVOCI / Amortized cost	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
____________________________________
(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels	Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.